Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash	$ 1,418,834	$ 721,032
Accounts receivable	915,027	50,264
Inventory	468,102	65,248
Prepaid expenses and other current assets	744,194	167,551
Total current assets	3,546,157	1,004,095
Noncurrent assets:
Property and equipment, net	478,171	11,286
Operating lease right-of-use assets (ROU)	735,871	307,892
Capitalized software development costs	2,660,194	1,761,396
Long-term assets	25,713	12,103
Total long-term assets	3,899,949	2,092,677
Total assets	7,446,106	3,096,772
Current liabilities:
Accounts payable	933,306	770,276
Accrued expenses	1,119,808	24,219
Accrued compensation	75,228	246,720
Accrued taxes	3,913,668
Deferred revenue, current portion	2,772,178	1,142,643
Operating lease liabilities, current portion	135,976	36,225
Total current liabilities	8,950,164	2,220,083
Long-term liabilities:
SAFE notes, net		23,334,626
Deferred revenue, net of current portion		1,570,572
Operating lease liabilities, net of current portion	614,126	265,413
Total long-term liabilities	614,126	25,170,611
Total liabilities	9,564,290	27,390,694
Shareholders’ equity (deficit)
Common stock, $0.0001 par value; 300,000,000 shares authorized; 27,743,322 and 12,210,718 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	2,774	1,221
Additional paid-in capital	56,972,621	438,120
Accumulated deficit	(59,093,579)	(24,733,263)
Total shareholders’ deficit	(2,118,184)	(24,293,922)
Total liabilities and shareholders’ equity (deficit)	$ 7,446,106	$ 3,096,772